Consolidated statements of earnings, attributable to - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net earnings (loss) attributable to:
Equity holders	$ 589,577	$ 171,853
Non-controlling interest	(35)	(11)
Net earnings	$ 589,542	$ 171,842
Earnings per common share attributable to equity holders:
Basic	$ 1.35	$ 0.40
Diluted	$ 1.35	$ 0.39